DEBT OUTSTANDING (Details 5) (USD $)	1 Months Ended	3 Months Ended				12 Months Ended				12 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended		1 Months Ended			1 Months Ended						1 Months Ended
	Nov. 30, 2011	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 22, 2011 8.625 percent senior secured notes maturing in 2022	Dec. 31, 2011 International Lease Finance Corporation (ILFC)	Dec. 31, 2011 International Lease Finance Corporation (ILFC) Notes and bonds payable	Dec. 31, 2011 International Lease Finance Corporation (ILFC) Term notes	Dec. 31, 2011 International Lease Finance Corporation (ILFC) Medium-term note program	Aug. 31, 2011 International Lease Finance Corporation (ILFC) Euro medium-term note program	Dec. 31, 2005 International Lease Finance Corporation (ILFC) Junior subordinated debt tranche	Dec. 31, 2011 International Lease Finance Corporation (ILFC) Junior subordinated debt	Dec. 31, 2005 International Lease Finance Corporation (ILFC) Junior subordinated debt, tranche with a call option date of December 21, 2010	Dec. 31, 2010 International Lease Finance Corporation (ILFC) Junior subordinated debt, tranche with a call option date of December 21, 2010 LIBOR	Dec. 21, 2010 International Lease Finance Corporation (ILFC) Junior subordinated debt, tranche with a call option date of December 21, 2010 LIBOR	Dec. 31, 2010 International Lease Finance Corporation (ILFC) Junior subordinated debt, tranche with a call option date of December 21, 2010 10-year constant maturity treasury	Dec. 21, 2010 International Lease Finance Corporation (ILFC) Junior subordinated debt, tranche with a call option date of December 21, 2010 10-year constant maturity treasury	Dec. 31, 2010 International Lease Finance Corporation (ILFC) Junior subordinated debt, tranche with a call option date of December 21, 2010 30-year constant maturity treasury	Dec. 21, 2010 International Lease Finance Corporation (ILFC) Junior subordinated debt, tranche with a call option date of December 21, 2010 30-year constant maturity treasury	Dec. 31, 2005 International Lease Finance Corporation (ILFC) Junior subordinated debt, tranche with a call option date of December 21, 2015	Dec. 31, 2005 International Lease Finance Corporation (ILFC) Junior subordinated debt, tranche with a call option date of December 21, 2015 LIBOR	Dec. 31, 2005 International Lease Finance Corporation (ILFC) Junior subordinated debt, tranche with a call option date of December 21, 2015 10-year constant maturity treasury	Dec. 31, 2005 International Lease Finance Corporation (ILFC) Junior subordinated debt, tranche with a call option date of December 21, 2015 30-year constant maturity treasury	May 31, 2011 International Lease Finance Corporation (ILFC) Senior unsecured notes	May 31, 2011 International Lease Finance Corporation (ILFC) Senior unsecured notes maturing in 2016	May 31, 2011 International Lease Finance Corporation (ILFC) Senior unsecured notes maturing in 2019	Jun. 30, 2011 International Lease Finance Corporation (ILFC) Notes with maturity dates in 2012 and 2013	Dec. 07, 2010 International Lease Finance Corporation (ILFC) 8.25 percent senior notes due on December 15, 2020	Aug. 20, 2010 International Lease Finance Corporation (ILFC) 8.875 percent senior notes due on September 1, 2017	Apr. 06, 2010 International Lease Finance Corporation (ILFC) 8.625 percent senior notes due on September 15, 2015	Apr. 06, 2010 International Lease Finance Corporation (ILFC) 8.750 percent senior notes due on March 15, 2017
DEBT OUTSTANDING
Outstanding debt		$ 73,400,000,000				$ 73,400,000,000			$ 24,364,000,000	$ 13,601,000,000	$ 8,100,000,000	$ 5,500,000,000			$ 999,000,000
Repayment of debt													1,200,000,000
Interest rates, low end of range (as a percent)										0.75%
Interest rates, high end of range (as a percent)										8.88%
Notes at floating interest rates										800,000,000
Aggregate principal amount of debt issued														1,000,000,000		600,000,000							400,000,000				2,250,000,000	1,000,000,000	1,250,000,000		1,000,000,000	500,000,000	1,250,000,000	1,500,000,000
Aggregate principal amount of debt purchased and retired																														1,670,000,000
Total cash consideration, including accrued interest, paid for purchase of notes																														1,750,000,000
Loss on the extinguishment of debt	484,000,000	484,000,000	(79,000,000)	(3,313,000,000)	(104,000,000)	(2,908,000,000)	(104,000,000)																							(61,000,000)
Principal amount of senior unsecured notes								650,000,000
Interest rate (as a percent)								8.625%																							8.25%	8.875%	8.625%	8.75%
Number of tranches of subordinated debt														2
Fixed interest rate (as a percent)																5.90%							6.25%
Floating rate, initial credit spread (as a percent)																		1.55%		1.55%		1.55%		1.80%	1.80%	1.80%
Interest rate basis																	3 month LIBOR		10-year constant maturity treasury		30-year constant maturity treasury			3 month LIBOR	10-year constant maturity treasury	30-year constant maturity treasury
Percentage of principal amount at which bonds may be redeemed																100.00%
Minimum principal amount that must remain outstanding in case of partial redemption of bonds																$ 50,000,000